Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2022
Text block1 [abstract]
Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory
The breakdown of
right-of-use
assets is as follows:

	Building lease	Office and laboratory equipment	Total

	$ in thousands
Net book value as of January 1, 2021	62,424	11,421	73,845

Additions to tangible assets	(139)	5,666	5,527
Depreciation expense	(2,882)	(1,771)	(4,653)
Translation adjustments	(584)	(85)	(668)

Net book value as of June 30, 2021	58,819	15,232	74,050

Gross value at end of period	70,818	18,871	89,689
Accumulated depreciation and impairment at end of period	(11,999)	(3,639)	(15,638)
Net book value as of January 1, 2022	55,197	14,226	69,423

Additions	471	322	793
Disposal of right-of-use asset (1)	(2,577)	(166)	(2,743)
Reclassification	—	—	—
Depreciation expense	(2,773)	(2,144)	(4,917)
Translation adjustments	(1,242)	(228)	(1,469)

Net book value as of June 30, 2022	49,076	12,010	61,086

Gross value at end of period	65,343	19,130	84,473
Accumulated depreciation at end of period	(16,267)	(7,120)	(23,386)

(1)	The disposals of rights of use correspond primarily to the disposal of the right of use relating to the sublet portion of our leased New York premises.